COMPENSATION EXPENSE	12 Months Ended
Dec. 31, 2022
Share-based and Other Payment Arrangements [Abstract]
COMPENSATION EXPENSE	COMPENSATION EXPENSE
The following table presents the inputs used to value the stock options granted in 2022:

For the years ended December 31	2022		2021
	TSX	NYSE	TSX	NYSE
Risk-free interest rate (%)	2.86	3.58	1.26	1.26
Expected option life (years)	5.16	5.15	5.03	5.03
Expected volatility (%)	27.70	27.70	25.74	25.74
The following table summarizes the stock options outstanding as at December 31, 2022:

		December 31, 2022
Grant date	Expiration date	Options outstanding	Options exercisable	Exercise price of outstanding options (CAD)	Exercise price of outstanding options (USD)

November 14, 2016	November 14, 2023	550,000	550,000	$8.85	—
December 15, 2017	December 15, 2024	800,000	800,000	11.35	—
December 17, 2018	December 17, 2025	401,959	401,959	9.81	—
December 15, 2020	December 15, 2027	199,380	132,919	11.50	—
December 15, 2021	December 15, 2028	25,890	8,630	18.85	—
December 15, 2021	December 15, 2028	31,764	10,588	—	14.67
December 15, 2022	December 15, 2029	1,466,541	—	10.81	—
December 15, 2022	December 15, 2029	364,189	—	—	8.00
Total		3,839,723	1,904,096	$10.61	$8.54

AIP liability is recorded within amounts payable and accrued liabilities, and the equity component is included in the contributed surplus. The breakdown is presented below.

(in thousands of U.S. dollars)	December 31, 2022	December 31, 2021
Amounts payable and accrued liabilities(1)	$10,327	$12,137
Equity - contributed surplus	15,784	13,332
Total AIP	$26,111	$25,469
(1) This balance includes outstanding PSU liability of $6,630 (2021 - $12,064) and cash-based AIP liability of $3,697 (2021 - $73).

LTIP liability and equity components are presented on the balance sheet as follows:

(in thousands of U.S. dollars)	December 31, 2022	December 31, 2021
LTIP - liability	$25,244	$21,431
Equity - contributed surplus	5,685	7,914
Total LTIP	$30,929	$29,345